Warrant derivative liability (Unit options) (Details) - $ / shares	1 Months Ended
	Mar. 31, 2008	Dec. 31, 2012
Representative Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrant	$ 32.00
Expiration date	Mar. 07, 2014
Unit Options [Member]
Class of Warrant or Right [Line Items]
Granted units	70,000
Per unit selling price	$ 40.00
Warrants outstanding		70,000